Summary of Significant Accounting Policies - Schedule of Translation of Foreign Currencies Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Balance Sheet Items, Except For Equity Accounts [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies exchange rates	1.2719	1.3662
Items in the Statements of Operations and Comprehensive Loss, and Statements of Cash Flow [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies exchange rates	1.3237		1.3475